Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 75,400	$ 65,886	$ 16,808
Taiwan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	77,130	73,461	22,370
Cayman Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(57)	(7,395)	(7,038)
Us Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(2,251)	(1,597)	151
China Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	506	1,388	1,293
Korea Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	55	29	32
Japan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 17	$ 0	$ 0